Basis of Presentation and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

Note 2. Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation

The following unaudited interim consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, such interim financial statements do not include all the information and footnotes required by accounting principles generally accepted in the United States (“GAAP”) for complete annual financial statements. The information furnished reflects all adjustments, consisting only of normal recurring items which are, in the opinion of management, necessary in order to make the financial statements not misleading. The consolidated balance sheet as of December 31, 2020 has been derived from the Company’s annual financial statements that were audited by an independent registered public accounting firm but does not include all of the information and footnotes required for complete annual financial statements. These financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto which are included in our Annual Report on Form 10-K for the year ended December 31, 2020 filed with the SEC on April 15, 2021 for a broader discussion of our business and the risks inherent in such business.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation.

Advances to Suppliers and Related Party

In the normal course of business, the Company may advance payments to its suppliers, inclusive of Bacolod Blue Star Export Corp. (“Bacolod”), a related party based in the Philippines. These advances are in the form of prepayments for products that will ship within a short window of time. In the event that it becomes necessary for the Company to return products or adjust for quality issues, the Company is issued a credit by the vendor in the normal course of business and these credits are also reflected against future shipments.

As of March 31, 2021, and December 31, 2020, the balance due from the related party for future shipments was approximately $1,300,000. No new purchases have been made from Bacolod during the three months ended March 31, 2021. Cost of revenue related to inventories purchased from Bacolod represented approximately $170 and $291,000 of total cost of revenue for the three months ended March 31, 2021 and 2020, respectively.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers, as such, we record revenue when our customer obtains control of the promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. The Company’s source of revenue is from importing blue and red swimming crab meat primarily from Indonesia, the Philippines and China and distributing it in the United States and Canada under several brand names such as Blue Star, Oceanica, Pacifika, Crab & Go, First Choice, Good Stuff and Coastal Pride Fresh. The Company sells primarily to food service distributors. The Company also sells its products to wholesalers, retail establishments and seafood distributors.

To determine revenue recognition for the arrangements that the Company determines are within the scope of Topic 606, the Company performs the following five steps: (1) identify the contract(s) with a customer by receipt of purchase orders and confirmations sent by the Company which includes a required line of credit approval process, (2) identify the performance obligations in the contract which includes shipment of goods to the customer FOB shipping point or destination, (3) determine the transaction price which initiates with the purchase order received from the customer and confirmation sent by the Company and will include discounts and allowances by customer if any, (4) allocate the transaction price to the performance obligations in the contract which is the shipment of the goods to the customer and transaction price determined in step 3 above and (5) recognize revenue when (or as) the entity satisfies a performance obligation which is when the Company transfers control of the goods to the customers by shipment or delivery of the products.

The Company elected an accounting policy to treat shipping and handling activities as fulfillment activities. Consideration payable to a customer is recorded as a reduction of the arrangement’s transaction price, thereby reducing the amount of revenue recognized, unless the payment is for distinct goods or services received from the customer.

Lease Accounting

We account for our leases under ASC 842, Leases, which requires all leases to be reported on the balance sheet as right-of-use assets and lease obligations. We elected the practical expedients permitted under the transition guidance that retained the lease classification and initial direct costs for any leases that existed prior to adoption of the standard.

We categorize leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that would allow us to substantially utilize or pay for the entire asset over its estimated life. Assets acquired under finance leases are recorded in property and equipment, net. All other leases are categorized as operating leases. We did not have any finance leases as of March 31, 2021. Our leases generally have terms that range from three years for equipment and five to twenty years for property. We elected the accounting policy to include both the lease and non-lease components of our agreements as a single component and account for them as a lease.

Lease liabilities are recognized at the present value of the fixed lease payments using a discount rate based on similarly secured borrowings available to us. Lease assets are recognized based on the initial present value of the fixed lease payments, reduced by landlord incentives, plus any direct costs from executing the lease. Lease assets are tested for impairment in the same manner as long-lived assets used in operations. Leasehold improvements are capitalized at cost and amortized over the lesser of their expected useful life or the lease term.

When we have the option to extend the lease term, terminate the lease before the contractual expiration date, or purchase the leased asset, and it is reasonably certain that we will exercise the option, we consider these options in determining the classification and measurement of the lease. Costs associated with operating lease assets are recognized on a straight-line basis within operating expenses over the term of the lease.

The table below presents the lease-related assets and liabilities recorded on the balance sheets.

March 31, 2021
Assets
Operating lease assets	$92,386

Liabilities
Current
Operating lease liabilities	$29,649
Noncurrent
Operating lease liabilities	$62,409

Supplemental cash flow information related to leases were as follows:

Three Months Ended March 31, 2021

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,123
ROU assets recognized in exchange for lease obligations:
Operating leases	$-

The table below presents the remaining lease term and discount rates for operating leases.

March 31, 2021
Weighted-average remaining lease term
Operating leases	3.15 years
Weighted-average discount rate
Operating leases	4.3%

Maturities of lease liabilities as of March 31, 2021, were as follows:

Operating Leases

2021 (nine months remaining)	25,164
2022	33,552
2023	26,474
2024	15,060
2025	-
Thereafter	-
Total lease payments	100,250
Less: amount of lease payments representing interest	(8,192)
Present value of future minimum lease payments	$92,058
Less: current obligations under leases	$(29,649)
Non-current obligations	$62,409